AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 1997

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
(File No. 33-42101)
Post-Effective Amendment No.   13

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
(File No. 811-6373)
Post-Effective Amendment No.  14

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                        Paul E. Rasmussen, Vice President
                                SIT Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):
        ___ immediately upon filing pursuant to paragraph (b) of rule 485
        ___ on (specify date) pursuant to paragraph (b) of rule 485
        XXX 60 days after filing pursuant to paragraph (a)(1) of rule 485
        ___ on (specify date) pursuant to paragraph (a)(1) of rule 485
        ___ 75 days after filing pursuant to paragraph (a)(2) of rule 485
        ___ on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about August 11, 1997.

                           INCORPORATION BY REFERENCE

Part A (Prospectus), Part B (Statement of Additional Information), and the required cross-reference sheet of this Registration Statement on Form N-1A of the Registrant are hereby incorporated by reference to Part A, Part B, and the cross-reference sheet of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Sit Mutual Funds, Inc. - Sit Science and Technology Fund filed with the Commission on July 16, 1997. The enclosed Post-Effective Amendment seeks to extend the effective date requested in Post-Effective Amendment No. 11 filed on July 16, 1997 from October 1, 1997 to November 28, 1997. The enclosed Post-Effective Amendment also includes a Part C Exhibit.

                                     Part C

                                Other Information

Item 24.     Financial Statements and Exhibits

(a) Financial Statements (incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement).

(b)      Exhibits

         1. Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement).

         1.1      Certificate of Designation (filed herewith)

         2.       Amended Bylaws (to be filed by amendment)

         3.       Not applicable

         4.       Specimen Copy of Share Certificate (to be filed by amendment)

         5.       Investment Management Agreement (to be filed by amendment)

         6. Underwriting and Distribution Agreement (to be filed by amendment)

         7.       Not applicable

         8.1      Custodian Agreement (to be filed by amendment)

         8.2 Transfer Agency and Services Agreement (to be filed by amendment)

         8.3      Accounting Services Agreement (to be filed by amendment)

         9.       Not applicable

         10. Opinion and Consent of Dorsey & Whitney (to be filed by amendment)

         11. Consent of KPMG Peat Marwick (incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.)

         12.      Not applicable

         13. Letter of Investment Intent (Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.)

         14.      Not applicable

         15.      Not applicable

         16. Calculations of Performance Data (incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.)

         17. Powers of Attorney (incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement.)

Item 25. Persons Controlled by or Under Common Control with Registrant (Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement. See the section of the Prospectus entitled "Management" and the section of the Statement of Additional Information entitled "Investment Adviser.")

Item 26. Number of Holders of Securities
         The number of holders of shares of Sit Mutual Funds, Inc. as of June 30, 1997 are:

         Title of Class                                 Number of Record Holders
         --------------                                 ------------------------
         Common Stock, par value of $.01 per share

              Series A                                                2,121
              Series B                                                  126
              Series C                                                1,630
              Series D                                                  547
              Series E                                                 None

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Item 27. Indemnification

         (Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement).

Item 28. Business and other Connections of Investment Adviser

         (Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement).

Item 29. Principal Underwriters

         (Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement).

Item 31. Management Services   Not applicable

Item 32. Undertakings

         (a)      Not applicable

         (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of its Series E common shares.

         (c) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director if requested to do so by the holders of at least 10% of such Registrant's outstanding shares and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (d) Registrant undertakes to furnish each person to whom a prospectus or any series of the Registrant is sent the latest Annual Report of such series. Such Annual Report will be furnished by the Registrant without charge upon request by such person.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of September, 1997.

                                 SIT MUTUAL FUNDS,  INC.
                                 (Registrant)

                                 By /s/ Eugene C. Sit
                                    --------------------------------------------
                                    Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signature and Title

 /s/ Eugene C. Sit                                   Dated:   September 29, 1997
-------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)

 /s/ Paul E. Rasmussen                               Dated:   September 29, 1997
-------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director *

John E. Hulse, Director *

Sidney L. Jones, Director *

Peter L. Mitchelson, Director *

Donald W. Phillips, Director *

* By /s/ Eugene C. Sit                               Dated:   September 29, 1997
    -------------------------------------
    Eugene C. Sit, Attorney-in-fact
    (Pursuant to Powers of Attorney filed
    previously with the Commission.)

                             SIT MUTUAL FUNDS, INC.

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

         EXHIBIT                                                   PAGE

         NUMBER       NAME OF EXHIBIT                              NUMBER

             1.1      Certificate of Designation                    C-5